Significant Accounting Policies - Summary of IFRS 16 impacted on Consolidated Statement of Cash Flows (Detail) - BRL (R$) R$ in Thousands	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cash flows from (used in) operating activities [abstract]
Profit (loss)	R$ (2,403,086)	R$ (635,731)	R$ 424,513
Adjustments to reconcile net loss to cash flows provided by (used in) operating activities
Depreciation, amortization and impairment	3,670,884	1,284,050	1,063,378
Exchange (gain) and losses on assets and liabilities denominated in foreign currency	448,901	1,243,882	(37,991)
Interest (income) and expenses on assets and liabilities	1,082,256	866,895	776,470
Deferred income tax and social contribution	(135,407)	171,581	(7,509)
Changes in operating assets and liabilities
Sublease receivables	(78,511)	(53,011)	(37,073)
Prepaid expenses	(24,483)	(50,475)	(9,979)
Other assets	(103,233)	(210,302)	(101,696)
Accounts payable	87,636	245,785	(95,097)
Other liabilities	(112,578)	(42,680)	52,332
Interest paid	(969,061)	(845,297)	(821,173)
Cash flows from (used in) investing activities [abstract]
Acquisition of property and equipment	(1,427,965)	(1,086,442)	(695,032)
Cash flows from financing activities
Loan proceeds	592,312	98,940	1,710,650
Repayment	R$ (109,959)	(747,231)	(942,288)
Adjusted [member]
Cash flows from (used in) operating activities [abstract]
Profit (loss)		(635,731)	424,513
Adjustments to reconcile net loss to cash flows provided by (used in) operating activities
Depreciation, amortization and impairment		1,284,050	1,063,378
Exchange (gain) and losses on assets and liabilities denominated in foreign currency		1,243,882	(37,991)
Interest (income) and expenses on assets and liabilities		866,895	776,470
Deferred income tax and social contribution		171,581	(7,509)
Changes in operating assets and liabilities
Sublease receivables		4,854	46,859
Prepaid expenses		(50,475)	(9,979)
Other assets		(210,302)	(101,696)
Accounts payable		245,785	(95,097)
Other liabilities		(42,680)	52,332
Interest paid		(845,297)	(821,173)
Cash flows from (used in) investing activities [abstract]
Acquisition of property and equipment		(1,086,442)	(695,032)
Cash flows from financing activities
Loan proceeds			1,710,650
Repayment		(747,231)	(942,288)
Payments		(1,082,239)	(795,010)
Increase (decrease) due to changes in accounting policy [member] | IFRS 16 [member]
Cash flows from (used in) operating activities [abstract]
Profit (loss)		(1,056,008)	(104,526)
Adjustments to reconcile net loss to cash flows provided by (used in) operating activities
Depreciation, amortization and impairment		959,148	763,585
Exchange (gain) and losses on assets and liabilities denominated in foreign currency		1,153,741	24,245
Interest (income) and expenses on assets and liabilities		684,621	554,343
Deferred income tax and social contribution		977	(79,189)
Changes in operating assets and liabilities
Sublease receivables		4,854	46,859
Prepaid expenses		21,248	10,038
Other assets		78,107	39,412
Accounts payable		103,154	(1,573)
Other liabilities		(74,319)	58,021
Interest paid		(630,626)	(519,230)
Cash flows from (used in) investing activities [abstract]
Acquisition of property and equipment		(331,805)	(105,535)
Cash flows from financing activities
Loan proceeds			(39,461)
Repayment		(216,759)	(53,222)
Payments		(696,333)	(593,764)
As Reported [Member]
Cash flows from (used in) operating activities [abstract]
Profit (loss)		420,277	529,039
Adjustments to reconcile net loss to cash flows provided by (used in) operating activities
Depreciation, amortization and impairment		324,902	299,793
Exchange (gain) and losses on assets and liabilities denominated in foreign currency		90,141	(62,236)
Interest (income) and expenses on assets and liabilities		182,274	222,127
Deferred income tax and social contribution		170,604	71,680
Changes in operating assets and liabilities
Prepaid expenses		(71,723)	(20,017)
Other assets		(288,409)	(141,108)
Accounts payable		142,631	(93,524)
Other liabilities		31,639	(5,689)
Interest paid		(214,671)	(301,943)
Cash flows from (used in) investing activities [abstract]
Acquisition of property and equipment		(754,637)	(589,497)
Cash flows from financing activities
Loan proceeds			1,750,111
Repayment		(530,472)	(889,066)
Payments		R$ (385,906)	R$ (201,246)